Expense Example, No Redemption - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Women's Leadership Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 69
3 Years	218
5 Years	379
10 Years	847
Fidelity Advisor Women's Leadership Fund - Class I
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Fidelity Advisor Women's Leadership Fund - Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Women's Leadership Fund - Class A
Expense Example, No Redemption:
1 Year	680
3 Years	902
5 Years	1,141
10 Years	1,827
Fidelity Advisor Women's Leadership Fund - Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	$ 1,979